Debt - Schedule of Debt Instruments (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 USD ($)
Debt Instrument [Line Items]
Total debt	$ 7,660,773,000		$ 4,388,076,000
Long-term debt	7,542,988,000		3,811,745,000
Senior Notes
Debt Instrument [Line Items]
Less current portion	0		499,738,000
Multi-currency revolving credit facility due in 2030
Debt Instrument [Line Items]
Total debt	0		0
Receivables securitization facility due in 2028
Debt Instrument [Line Items]
Total debt	0		0
Term loan due in 2027
Debt Instrument [Line Items]
Total debt	799,043,000		0
Money market facility due in 2027
Debt Instrument [Line Items]
Total debt	0		0
Working capital credit facility due in 2026
Debt Instrument [Line Items]
Total debt	0		0
$500,000, 3.250% senior notes due 2025
Debt Instrument [Line Items]
Principal amount	$ 500,000,000
Interest rate	3.25%	3.25%
Total debt	$ 0		499,738,000
$750,000, 3.450% senior notes due 2027
Debt Instrument [Line Items]
Principal amount	$ 750,000,000
Interest rate	3.45%	3.45%
Total debt	$ 748,150,000		747,308,000
$500,000, 4.625% senior notes due 2027
Debt Instrument [Line Items]
Principal amount	$ 500,000,000
Interest rate	4.625%	4.625%
Total debt	$ 497,309,000		0
€500,000, 2.875% senior notes due 2028
Debt Instrument [Line Items]
Principal amount | €		€ 500,000
Interest rate	2.875%	2.875%
Total debt	$ 583,903,000		0
$600,000, 4.850% senior notes due 2029
Debt Instrument [Line Items]
Principal amount	$ 600,000,000
Interest rate	4.85%	4.85%
Total debt	$ 596,603,000		0
$500,000, 2.800% senior notes due 2030
Debt Instrument [Line Items]
Principal amount	$ 500,000,000
Interest rate	2.80%	2.80%
Total debt	$ 497,174,000		496,564,000
$1,000,000, 2.700% senior notes due 2031
Debt Instrument [Line Items]
Principal amount	$ 1,000,000,000
Interest rate	2.70%	2.70%
Total debt	$ 993,838,000		992,718,000
€500,000, 3.625% senior notes due 2032
Debt Instrument [Line Items]
Principal amount | €		€ 500,000
Interest rate	3.625%	3.625%
Total debt	$ 581,685,000		0
$500,000, 5.125% senior notes due 2034
Debt Instrument [Line Items]
Principal amount	$ 500,000,000
Interest rate	5.125%	5.125%
Total debt	$ 495,104,000		494,514,000
$700,000, 5.150% senior notes due 2035
Debt Instrument [Line Items]
Principal amount	$ 700,000,000
Interest rate	5.15%	5.15%
Total debt	$ 694,909,000		0
$500,000, 4.250% senior notes due 2045
Debt Instrument [Line Items]
Principal amount	$ 500,000,000
Interest rate	4.25%	4.25%
Total debt	$ 495,792,000		495,574,000
$500,000, 4.300% senior notes due 2047
Debt Instrument [Line Items]
Principal amount	$ 500,000,000
Interest rate	4.30%	4.30%
Total debt	$ 494,088,000		493,821,000
Alliance Healthcare debt
Debt Instrument [Line Items]
Total debt	1,424,000		286,000
Less current portion	1,424,000		286,000
Nonrecourse debt
Debt Instrument [Line Items]
Total debt	181,751,000		167,553,000
Less current portion	$ 116,361,000		$ 76,307,000